Derivative financial instruments - Hedged forecast cash flows (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	282	284
Up to one year [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	1,870	2,526
One to two years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	365	562
Two to three years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	335	592
Three to four years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	320	477
Four to five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	309	356
More than five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	259	255